Segment Reporting - Segment Reporting Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment vessel lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Voyage revenues	$ 624,480	$ 597,831	$ 591,103
Voyage expenses	(34,609)	(28,190)	(17,394)
Operating Costs and Expenses	192,149	124,626	116,396
Time-charter hire expenses	(9,396)	(23,487)	(23,564)
Depreciation and amortization	(128,459)	(130,810)	(129,752)
General and administrative expenses	(25,470)	(41,040)	(26,904)
write-down of vessels	(54,397)	0	(51,000)
Restructuring Charges	(2,651)	(3,223)	0
Income from vessel operations	177,349	246,455	226,093
Equity income (note 7)	118,432	115,399	72,233
Investment in and advances to equity-accounted joint ventures, net	$ 1,244,264	1,153,874
Number of Reportable Segments | segment	2
Number of vessels | lease	9
Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	$ 624,480	597,831	591,103
Voyage expenses	(34,609)	(28,190)	(17,394)
Operating Costs and Expenses	192,149	124,626	116,396
Time-charter hire expenses	(9,396)	(23,487)	(23,564)
Depreciation and amortization	(128,459)	(130,810)	(129,752)
General and administrative expenses	(25,470)	(41,040)	(26,904)
write-down of vessels	(54,397)		(51,000)
Restructuring Charges	(2,651)	(3,223)
Income from vessel operations	177,349	246,455	226,093
Equity income (note 7)	118,432	115,399	72,233
Investment in and advances to equity-accounted joint ventures, net	1,244,264	1,153,874
Expenditures for vessels and equipment, including advances on newbuilding contracts	(145,335)	(45,172)	(13,475)
Expenditures for dry docking	(18,870)	(36,060)	(6,968)
LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	575,433	550,496	552,416
Voyage expenses	(11,358)	(7,183)	(3,009)
Operating Costs and Expenses	175,306	105,038	98,572
Time-charter hire expenses	(9,396)	(23,487)	(23,564)
Depreciation and amortization	(121,719)	(123,786)	(122,523)
General and administrative expenses	(24,214)	(37,668)	(24,879)
write-down of vessels	(52,004)	0	0
Restructuring Charges	(2,551)	(2,958)
Income from vessel operations	178,885	250,376	279,869
Equity income (note 7)	94,897	100,925	79,244
Investment in and advances to equity-accounted joint ventures, net	1,114,183	1,015,370
Expenditures for vessels and equipment, including advances on newbuilding contracts	(145,102)	(44,011)	(12,382)
Expenditures for dry docking	$ (18,870)	(31,808)	(4,862)
Number of vessels | vessel	51
NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	$ 49,047	47,335	38,687
Voyage expenses	(23,251)	(21,007)	(14,385)
Operating Costs and Expenses	16,843	19,588	17,824
Time-charter hire expenses	0	0	0
Depreciation and amortization	(6,740)	(7,024)	(7,229)
General and administrative expenses	(1,256)	(3,372)	(2,025)
write-down of vessels	(2,393)	0	(51,000)
Restructuring Charges	(100)	(265)
Income from vessel operations	(1,536)	(3,921)	(53,776)
Equity income (note 7)	23,535	14,474	(7,011)
Investment in and advances to equity-accounted joint ventures, net	130,081	138,504
Expenditures for vessels and equipment, including advances on newbuilding contracts	(233)	(1,161)	(1,093)
Expenditures for dry docking	$ 0	$ (4,252)	$ (2,106)
Number of vessels | vessel	43
LNG Carriers [Member]
Segment Reporting Information [Line Items]
Number of vessels | vessel	2